Summary of Significant Accounting Policies (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Accounting Policies [Line Items]
Schedule of Net Loss per Common Share, Basic and Diluted
The numerators and denominators of the basic and diluted net loss per Unit are computed as follows (in thousands, except unit and per unit data):

Successor
Basic and diluted net loss per unit	Period from May 22, 2020 to December 31, 2020
Numerator:
Net loss	$(7,838)
Denominator:
Weighted average Units outstanding—basic and diluted	100
Basic and diluted net loss per Unit	$(78)

The numerators and denominators of the basic and diluted net (loss) income per Unit are computed as follows (in thousands, except unit and per unit data):

	Successor
Basic and diluted net (loss) income per Unit	Three months ended September 30, 2021	Three months ended September 30, 2020	Nine months ended September 30, 2021	Period from May 22, 2020 through September 30, 2020
Numerator:
Net (loss) income:	$(3,146)	$73	$(8,758)	$(855)
Denominator:
Weighted average Units outstanding – basic and diluted	100	100	100	100
Basic and diluted net (loss) income per Unit	$(31.46)	$0.73	$(87.58)	$(8.55)

Schedule of Useful Life of Property and Equipment	Expected useful lives are reviewed at least annually. Estimated useful lives are as follows:

Property and equipment	Estimated useful life in years
Computer equipment	3
Furniture and fixtures	7
Laboratory equipment	5-10
Software	3-5
Leasehold improvements	5 or lease term

GigCapital4, Inc [Member]
Accounting Policies [Line Items]
Schedule of Net Loss per Common Share, Basic and Diluted
In accordance with the
two-class
method, the Company’s net loss is adjusted for net income that is attributable to common stock subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	For the Three Months Ended September 30, 2021	For the Nine Months Ended September 30, 2021
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to redemption
Interest earned on marketable securities held in Trust Account, net of taxes	$6,346	$14,144

Net income attributable to common stock subject to possible redemption	$6,346	$14,144

Denominator: Weighted-average common shares subject to redemption
Basic and diluted weighted-average shares outstanding, common stock subject to possible redemption	35,880,000	30,491,429

Basic and diluted net income per share, common stock subject to possible redemption	$0.00	$0.00

Non-Redeemable common stock
Numerator: Net loss minus net earnings—Basic and diluted
Net loss	$(1,924,883)	$(4,280,092)
Less: net income attributable to common stock subject to redemption	(6,346)	(14,144)

Net loss attributable to non-redeemable common stock	$(1,931,229)	$(4,294,236)

Denominator: Weighted-average non-redeemable common shares
Weighted-average non-redeemable common shares outstanding, basic and diluted	10,051,600	9,886,459

Net loss per share, non-redeemable common stock, basic and diluted	$(0.19)	$(0.43)